Equity Investees Information, Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Current assets	¥ 254,606	¥ 167,786
Noncurrent assets	513,104	168,143
Current liabilities	205,749	93,535
Noncurrent liabilities and noncontrolling interests	¥ 308,410	¥ 79,513
Minimum
Related Party Transaction [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%
Maximum
Related Party Transaction [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%